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                       SUPPLEMENT DATED OCTOBER 23, 2000
                        TO PROSPECTUS DATED MAY 1, 2000
               AS AMENDED AND SUPPLEMENTED THROUGH JULY 27, 2000

                                       OF

                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect a change in the portfolio management of the European Equity Portfolio (the "Portfolio"). Amr Diab no longer serves as a Portfolio Manager of the Portfolio. Margaret Naylor, Willem Vinke and Nathalie Degans, who previously shared primary responsibility with Mr. Diab, will continue to have primary responsibility for managing the assets of the Portfolio. Accordingly, the paragraph "EUROPEAN EQUITY PORTFOLIO" on page 10 is hereby deleted and replaced with the following:

EUROPEAN EQUITY PORTFOLIO
MARGARET NAYLOR, MANAGING DIRECTOR, WILLEM VINKE, PRINCIPAL AND NATHALIE DEGANS, PRINCIPAL
Information about Margaret Naylor, Willem Vinke and Nathalie Degans is included under the International Small Cap Portfolio above.
                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE